Public Offerings and Private Placements - Summary of Issuances of Common Shares (Detail) $ / shares in Units, $ in Thousands		1 Months Ended								3 Months Ended	12 Months Ended
	Jan. 02, 2015 USD ($) shares	Nov. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Aug. 31, 2015 USD ($) vessel $ / shares shares	Jul. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Jan. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Aug. 31, 2014 USD ($) $ / shares shares	Oct. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) vessel $ / shares shares	Dec. 31, 2014 USD ($) $ / shares
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share) | $ / shares				$ 6.65	$ 6.99		$ 4.57	$ 4.80	$ 4.03				$ 4.80
Net Proceeds											$ 7,558	$ 246,032	$ 111,190
Proceeds from equity offerings, net of offering costs											$ 7,558	$ 242,264	$ 111,190
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share) | $ / shares										$ 6.12
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share) | $ / shares										$ 7.92
Continuous Offering [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share) | $ / shares											$ 2.38	$ 6.04
Continuous Offering [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share) | $ / shares											$ 2.75	$ 7.70
Continuous Offering [Member] | Maximum [Member] | Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate amount of shares issued at market price		$ 80,000	$ 80,000			$ 80,000
Over-Allotment Option [Member] | Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Grant period for option to purchase common shares								30 days
Proceeds from equity offerings, net of offering costs	$ 13,700
Over-Allotment Option [Member] | Maximum [Member] | Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued (in shares) | shares	3,000,000							3,000,000
Ship to Ship Transfer Business [Member]
Subsidiary, Sale of Stock [Line Items]
Gross Proceeds					$ 45,500
Net Proceeds					$ 45,500
Ship to Ship Transfer Business [Member] | Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued (in shares) | shares					6,511,812
Principal Maritime Tankers [Member] | Suezmax Tankers [Member]
Subsidiary, Sale of Stock [Line Items]
Number of vessels | vessel				12								12
Principal Maritime Tankers [Member] | Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued (in shares) | shares				7,200,000								7,200,000
Number of common shares issued, non cash consideration				$ 49,300								$ 49,300
Principal Maritime Tankers [Member] | Public Offering [Member] | Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued (in shares) | shares				9,100,000
Teekay Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of voting power held by parent											52.90%	53.60%
Ownership percentage by parent											25.40%	25.90%
Teekay Corporation [Member] | Public Offering [Member] | Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued (in shares) | shares								20,000,000
Teekay Corporation [Member] | Private Placement [Member] | Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued (in shares) | shares								4,200,000
Teekay Corporation [Member] | Ship to Ship Transfer Business [Member]
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering					28.30%
Teekay Corporation [Member] | Ship to Ship Transfer Business [Member] | Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share) | $ / shares					$ 6.99
Purchase price consideration					$ 45,500
Business acquisition, common share price per share agreed upon (in Norwegian krone per share) | $ / shares					$ 6.99
Teekay Corporation [Member] | Principal Maritime Tankers [Member] | Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued (in shares) | shares												4,500,000
Teekay Corporation [Member] | Principal Maritime Tankers [Member] | Class A [Member] | Suezmax Tankers [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued (in shares) | shares												13,600,000
Net Proceeds												$ 90,600
Teekay Corporation [Member] | Principal Maritime Tankers [Member] | Private Placement [Member] | Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued (in shares) | shares				4,500,000
Conventional Tankers [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued (in shares) | shares				13,630,075			3,000,000	24,166,666		7,180,083
Gross Proceeds				$ 90,640			$ 13,716	$ 116,000		$ 49,268
Net Proceeds				$ 90,640			$ 13,685	$ 111,190		$ 49,268
Conventional Tankers [Member] | Continuous Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued (in shares) | shares											3,020,000	13,391,100
Gross Proceeds											$ 7,747	$ 94,594
Net Proceeds											$ 7,558	$ 92,439
Conventional Tankers [Member] | Teekay Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering				28.80%			25.50%	26.20%		26.20%
Teekay Tanker Operations Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued (in shares) | shares									4,220,945
Gross Proceeds									$ 17,010
Net Proceeds									$ 17,010
Percentage of ownership acquired								50.00%					50.00%
Teekay Tanker Operations Ltd [Member] | Teekay Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering									28.70%
Teekay Tanker Operations Ltd [Member] | Teekay Corporation [Member] | Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of ownership acquired									50.00%
Purchase price consideration									$ 15,600
Business acquisition, common share price per share agreed upon (in dollars per share) | $ / shares									$ 3.7